As filed with the Securities and Exchange Commission on May 15, 2018

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 153	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 153	(X)

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code: (866) 831-7129

Scott C. Sipple

President & Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:

Ryan L. Logsdon

Vice President, Counsel & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485

     X     on June 11, 2018, pursuant to paragraph (b) of Rule 485

             60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485

             75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     X     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 153 to the registration statement on Form N-1A (the “Registration Statement”) of Great-West Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the under the Securities Act of 1933, as amended, solely for the purpose of delaying, until June 11, 2018, the effectiveness of Post-Effective Amendment No. 150 (“PEA No. 150”) which was filed with the Securities and Exchange Commission via EDGAR on March 1, 2018, accession number 0001193125-18-066048.

PART A – PROSPECTUS

The Prospectuses for the Great-West Core Strategies: Flexible Bond Fund, Great-West Core Strategies: Inflation-Protected Securities Fund, Great-West Core Strategies: International Equity Fund, Great-West Core Strategies: Short Duration Bond Fund, and Great-West Core Strategies: U.S. Equity Fund of PEA No. 150 are incorporated by reference to Part A of the Registration Statement.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Great-West Core Strategies: Flexible Bond Fund, Great-West Core Strategies: Inflation-Protected Securities Fund, Great-West Core Strategies: International Equity Fund, Great-West Core Strategies: Short Duration Bond Fund, and Great-West Core Strategies: U.S. Equity Fund of PEA No. 150 is incorporated by reference to Part B of the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 15th day of May, 2018.

GREAT-WEST FUNDS, INC. (Registrant)
By:	/s/ Scott C. Sipple
Scott C. Sipple President & Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Gail H. Klapper	Director & Chair	May 15, 2018
Gail H. Klapper*

/s/ Stephen G. McConahey	Director	May 15, 2018
Stephen G. McConahey*

/s/ James A. Hillary	Director	May 15, 2018
James A. Hillary*

/s/ R. Timothy Hudner	Director	May 15, 2018
R. Timothy Hudner*

/s/ Steven A. Lake	Director	May 15, 2018
Steven A. Lake*
/s/ Scott C. Sipple	Director, President & Chief Executive Officer	May 15, 2018
Scott C. Sipple

/s/ Mary C. Maiers	Chief Financial Officer & Treasurer	May 15, 2018
Mary C. Maiers

*By:	/s/ Ryan L. Logsdon	May 15, 2018
Ryan L. Logsdon (Attorney-in-fact)

Powers of Attorney for Ms. Klapper and Mr. McConahey are incorporated by reference to Registrant’s Post-Effective Amendment No. 141 to the Registration Statement filed on February 12, 2016 (File No. 2-75503). Powers of Attorney for Messrs. Hillary, Hudner and Lake are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 to the Registration Statement filed on April 28, 2017 (File No. 2-75503).